Revenue from contract with customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 43,538	$ 38,549	$ 25,964
Total operating revenue	3,457,004	2,965,033	1,509,931
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,316,361	2,824,719	1,412,390
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,263,764	2,793,420	1,388,089
Miles redeemed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,597	31,299	24,301
Cargo and mail revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97,105	101,765	71,577
Frequent flyer program - marketing services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	37,930	28,396	18,897
Other operating revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 5,608	$ 10,153	$ 7,067